Financial assets at FVTOCI_Changes in gross carrying amount of financial assets at FVTOCI (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 17,112,249,000,000	₩ 12,874,209,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		23,774,375,000,000	13,285,429,000,000
Disposal / Redemption		(14,249,358,000,000)	(9,161,354,000,000)
Gain (loss) on valuation		48,803,000,000	69,958,000,000
Amortization based on effective interest method		14,629,000,000	10,242,000,000
Business combination		24,985,000,000
Others	[1]	69,478,000,000	33,765,000,000
Ending balance		26,795,161,000,000	17,112,249,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		17,087,096,000,000	12,843,997,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		23,774,375,000,000	13,275,429,000,000
Disposal / Redemption		(14,224,358,000,000)	(9,146,307,000,000)
Gain (loss) on valuation		48,956,000,000	70,017,000,000
Amortization based on effective interest method		14,629,000,000	10,195,000,000
Business combination		24,985,000,000
Others	[1]	69,478,000,000	33,765,000,000
Ending balance		26,795,161,000,000	17,087,096,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		25,153,000,000	30,212,000,000
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		0	10,000,000,000
Disposal / Redemption		(25,000,000,000)	(15,047,000,000)
Gain (loss) on valuation		(153,000,000)	(59,000,000)
Amortization based on effective interest method		0	47,000,000
Business combination		0
Others	[1]	0	0
Ending balance		0	25,153,000,000
Financial assets at fair value through other comprehensive income, category [Member] | Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0
Increase (decrease) in financial assets [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		0	0
Disposal / Redemption		0	0
Gain (loss) on valuation		0	0
Amortization based on effective interest method		0	0
Business combination		0
Others	[1]	0	0
Ending balance		₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.